Loan facility (Details) - Revolving Credit Facility Maturing December 14, 2025 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Nov. 03, 2021	Dec. 31, 2020	Nov. 13, 2020
Disclosure of detailed information about borrowings [line items]
Amounts outstanding on Company's credit facility	$ 29.8		$ 17.0
Maximum borrowing capacity under borrowing facilities	$ 120.0	$ 70.0
Term of credit facility	5 years
Bottom of range
Disclosure of detailed information about borrowings [line items]
Covenant terms - minimum AUM (percent)				70.00%
Covenant terms - EBITDA to interest expense				2.5
Top of range
Disclosure of detailed information about borrowings [line items]
Covenant terms - debt to EBITDA				2.5
Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on floating rate (percent)				0.00%
Bankers Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on floating rate (percent)				1.70%